Income Tax Expense - Detail of Income Tax Expense (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Current tax:
Charge for period	[1]	¥ 512,585	¥ 448,761	¥ 368,050
Deferred tax:
Origination and reversal of temporary differences		(143,209)	(296,451)	(53,813)
Change in the write-down of deferred tax assets on the current fiscal year income tax expense		(9,306)	1,541	(2,198)
Changes in Japanese corporation tax rates	[2]		(16,049)
Total deferred tax benefit		(152,515)	(310,959)	(56,011)
Total income tax expense		¥ 360,070	¥ 137,802	¥ 312,039

[1]	As a result of the adoption of IFRS 9, the current income tax expenses of ¥144,680 million, ¥135,771 million and ¥71,524 million were recognized directly in equity for the fiscal years ended March 31, 2026, 2025 and 2024, respectively.
[2]	Refer to Note 23 “Deferred Income Tax” for additional information on changes in Japanese corporation tax rates.